RETIREMENT PLANS - Savings Plan and ESOP (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan Disclosure [Line Items]
Percentage of matching contribution by company vested immediately	100.00%
Employer matching contribution expense	$ 76.0	$ 72.0	$ 71.0
Discontinued Operations, Disposed of By Sale
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution expense	$ 11.0	$ 11.0	$ 11.0
Traditional Plan
Defined Contribution Plan Disclosure [Line Items]
Cash balance benefits percentage	5.00%
Percentage of matching contribution made by company, up to 3% eligible compensation	100.00%
Percentage of matching contribution made by company for employee contributions between 3% and 5%	50.00%
Traditional Plan | Minimum
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 50%	3.00%
Traditional Plan | Maximum
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 100%	3.00%
Percentage of eligible compensation, matched 50%	5.00%
Ecolab Plan
Defined Contribution Plan Disclosure [Line Items]
Cash balance benefits percentage	3.00%
Percentage of matching contribution made by company, up to 4% eligible compensation	100.00%
Percentage of matching contribution made by company for employee contributions between 4% and 8%	50.00%
Ecolab Plan | Minimum
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 50%	4.00%
Ecolab Plan | Maximum
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 100%	4.00%
Percentage of eligible compensation, matched 50%	8.00%